CERTIFICATION



        Pursuant to Rule 497(j), Neuberger Berman Equity Trust (1933 Act File No. 033-64368; 1940 Act File No. 811-07784) ("Registrant") hereby certifies (a) that the form of Prospectus used with respect to the Registrant does not differ from that contained in Post-Effective Amendment No. 20 ("Amendment No. 20") to its Registration Statement and (b) that Amendment No. 20 was filed electronically.


Dated:  June 3, 1999                        By:  /s/ Claudia A. Brandon
                                                 -----------------------
                                                     Claudia A. Brandon